Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Sep. 28, 2022	Apr. 05, 2022
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	51.00%	16.33%	16.33%
Cash consideration		$ 5,035	$ 5,613
Total purchase price	$ 14,699
Percentage of share requested to acquire	49.00%
Estimation additional cash consideration	$ 14,550
Number of tranches		three equal tranches
Earn-out period		3 years
Earn-out year end	2022
Extended earn-out period	1 year
Amended earn-out year end	2023
Shareholding percentage		83.66%	67.33%	51.00%
Non-controlling interest in acquiree		$ 1,304	$ 1,149
Decrease in accumulated deficit		1,522	1,246
Foreign exchange transaction reserve		218	$ 97
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired						51.00%
Total purchase price						$ 7,711
Revenue from acquiree		835
Profit or loss from acquiree		(1,243)
Total purchase price of acquisition net						711
Cash and cash equivalents acquired						7,000
Fair value of current assets acquired including trade receivables						$ 185
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired					69.60%
Cash consideration					$ 3,905
Total purchase price					7,439
Revenue from acquiree		717
Profit or loss from acquiree		117
Revenue		593,720
Profit (loss) for the year		11,007
Total purchase price of acquisition net					4,280
Cash and cash equivalents acquired		$ 3,159			3,159
Fair value of equity interest					3,534
Fair value of current assets acquired including trade receivables					119
Future estimated consideration					$ 4,411